787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 27, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I
Post-Effective Amendment No. 90 under the Securities Act of 1933 and Amendment No. 89 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 002-83631 and File No. 811-03738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 90 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Growth & Income Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on February 7, 2020.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Christopher J. Tafone, Esq., The Variable Annuity Life Insurance Company
Amber C. Kopp, Esq., The Variable Annuity Life Insurance Company
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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